Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2024
Contingent liabilities and commitments
Schedule of commitments

	2024 £m	2023 £m
Contracted for but not provided in the Consolidated Financial Statements:
Intangible assets	105	134
Property, plant and equipment	51	58
Total	156	192